Cover	2 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
AmendmentDescription	Amendment No. 1
Entity Registrant Name	Kensington Capital Acquisition Corp.
Entity Central Index Key	0001811414
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false